Changes in Accounting Policies - Summary of Effects Arising from Initial Application of IFRS 15 (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Revenue from telecommunications services	¥ 674,392	¥ 670,907	¥ 668,351
Revenue from sales of products and others	71,525	65,912	72,163
Network operation and support expenses	175,810	200,007	192,340
Selling expenses	52,813	60,326	61,086
Cost of products sold	72,565	66,231	73,668
Other operating expenses	46,244	40,775	¥ 57,486
Non-current assets
Deferred tax assets	32,628	29,654
Other non-current assets	17,551	8,442
Current assets
Contract assets	5,003	5,022
Current liabilities
Accrued expenses and other payables	182,368	195,572
Deferred revenue	57,825	63,185
Equity
Reserves	¥ 701,643	650,275
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue from telecommunications services		10,833
Revenue from sales of products and others		(5,821)
Network operation and support expenses		86
Selling expenses		6,048
Cost of products sold		847
Other operating expenses		(32)
Non-current assets
Deferred tax assets		3,301		¥ (2,879)
Other non-current assets		(8,442)		6,469
Current assets
Contract assets		(5,022)		4,139
Current liabilities
Accrued expenses and other payables		68		(782)
Deferred revenue		177		(385)
Equity
Reserves		(10,408)		¥ 8,896
Amounts (Balance) without adoption of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue from telecommunications services		681,740
Revenue from sales of products and others		60,091
Network operation and support expenses		200,093
Selling expenses		66,374
Cost of products sold		67,078
Other operating expenses		40,743
Non-current assets
Deferred tax assets		32,955
Other non-current assets		0
Current assets
Contract assets		0
Current liabilities
Accrued expenses and other payables		195,640
Deferred revenue		63,362
Equity
Reserves		¥ 639,867